Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,958.93
Total Transaction Valuation	43,149,380.19
Total Offset Amount	0.00
Net Fee	$ 5,958.93
Offering Table N/A
Offset Table N/A	N/A